LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

16.  LEASES

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to building, office facilities and equipment and the rights to use the land in the PRC. For leases with terms greater than 12 months, the Company records the related asset and liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.

	As of December 31,
	2022	2023
Weighted average remaining lease term:
Operating lease	10.7 years	9.7 years
Finance lease	18.9 years	18.7 years

Weighted average discount rate:
Operating lease	7.50%	7.59%
Finance lease	10.44%	10.04%

Lease cost for finance leases capitalized were immaterial for the years ended December 31, 2021, 2022 and 2023.

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Lease cost
Finance lease cost:
Depreciation	274,052	224,140	199,926
Interest expenses	124,567	104,088	90,679
Operating lease cost	568,044	691,197	749,800
Total lease cost	966,663	1,019,425	1,040,405

Short-term lease cost and variable lease cost for operating leases and finance leases were immaterial for the years ended December 31, 2021, 2022 and 2023.

Other information related to leases was as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	593,615	635,615	796,541
Financing cash payments for finance leases	579,660	231,046	210,902

16.  LEASES (CONTINUED)

Future lease payments under operating leases and finance leases as of December 31, 2023 were as follows:

	Operating Leases	Finance Leases
	RMB	RMB
2024	807,678	180,355
2025	739,747	173,799
2026	680,034	165,015
2027	545,468	158,978
2028	528,173	156,920
2029 and thereafter	2,630,069	1,705,594
Total future lease payments	5,931,169	2,540,661
Less: Imputed interest	(1,880,246)	(1,265,329)
Present value of future lease payments*	4,050,923	1,275,332
*

Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB780,164 and RMB3,270,759 for the year ended December 31, 2023, respectively.

Present value of future finance lease payments consisted of current portion of finance lease liabilities and non-current portion of finance lease liabilities, amounting to RMB115,806 and RMB1,159,525 for the year ended December 31, 2023, respectively.